Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2021
Equity Method Investments [Abstract]
Summarized financial information of equity method investments
The condensed financial statements of Teva Takeda Pharma and Teva Takeda Yakuhin is as follows:

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Revenue	¥89,686	¥79,987	¥68,788
Net loss for the year	(87,106)	(49,443)	(20,214)
Other comprehensive income (loss)	—	—	—
Total comprehensive loss for the year	(87,106)	(49,443)	(20,214)
Total comprehensive loss for the year (49.0%)	(42,682)	(24,227)	(9,905)
Other	211	32	14
Takeda’s share of comprehensive loss for the year	¥(42,471)	¥(24,195)	¥(9,891)

	JPY (millions) As of March 31
	2020	2021
Non-current assets	¥93,221	¥72,175
Current assets	114,827	118,771
Non-current liabilities	(11,365)	(7,028)
Current liabilities	(17,631)	(14,186)
Equity	¥179,052	¥169,732
Takeda’s share of equity (49.0%)	¥87,735	¥83,169
Goodwill	10,921	5,583
Deferred gain	(24,689)	(22,096)
Carrying amount of investments accounted for using the equity method	¥73,967	¥66,656
Financial information for associates, which are individually immaterial to Takeda, is as follows: These amounts are based on the ownership interests of Takeda.

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Net profit (loss) for the year	¥(1,156)	¥208	¥9,967
Other comprehensive income (loss)	(94)	(181)	(299)
Total comprehensive income (loss) for the year	¥(1,250)	¥27	¥9,668
The carrying amount of the investments in associates, which are individually immaterial to Takeda, is as follows:

	JPY (millions) As of March 31
	2020	2021
Carrying amount of investments accounted for using the equity method	¥33,367	¥45,812